Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	$ 44,687	$ 24,032
Other comprehensive income (loss)	(855)	1,400	$ 2,484
Amounts reclassified to net income	(64)	(1,414)	(361)
Other comprehensive income (loss) attributable to Verizon	(919)	(14)	2,123
Balance at end of year	54,710	44,687	24,032
Foreign currency translation adjustments
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	(468)	(713)	(554)
Opening balance sheet adjustment (Note 1)		(15)
Adjusted opening balance		(483)
Other comprehensive income (loss)	(117)	245	(159)
Amounts reclassified to net income	0	0	0
Other comprehensive income (loss) attributable to Verizon	(117)	245	(159)
Balance at end of year	(600)	(468)	(713)
Unrealized gains (losses) on cash flow hedges
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	(111)	(80)	(278)
Opening balance sheet adjustment (Note 1)		(24)
Adjusted opening balance		(135)
Other comprehensive income (loss)	(574)	818	(225)
Amounts reclassified to net income	629	(849)	423
Other comprehensive income (loss) attributable to Verizon	55	(31)	198
Balance at end of year	(80)	(111)	(80)
Unrealized gains (losses) on marketable securities
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	32	46	101
Opening balance sheet adjustment (Note 1)		(13)
Adjusted opening balance		19
Other comprehensive income (loss)	0	10	(13)
Amounts reclassified to net income	1	(24)	(42)
Other comprehensive income (loss) attributable to Verizon	1	(14)	(55)
Balance at end of year	20	32	46
Defined benefit pension and postretirement plans
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	3,206	3,420	1,281
Opening balance sheet adjustment (Note 1)		682
Adjusted opening balance		3,888
Other comprehensive income (loss)	(164)	327	2,881
Amounts reclassified to net income	(694)	(541)	(742)
Other comprehensive income (loss) attributable to Verizon	(858)	(214)	2,139
Balance at end of year	3,030	3,206	3,420
Accumulated Other Comprehensive Income
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	2,659	2,673	550
Opening balance sheet adjustment (Note 1)		630	0	$ 0
Adjusted opening balance		3,289	2,673	$ 550
Balance at end of year	$ 2,370	$ 2,659	$ 2,673